OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 9,107	$ 4,412
Governmental institutions	2,889	3,441
Governments grants receivables	1,416	1,006
Other	115	383
Other current assets	$ 13,527	$ 9,242